CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Loans	$ 1,747,827	$ 1,742,390	$ 1,802,968
Money market investments	21,147	19,721	89,823
Investment securities	353,663	329,440	368,002
Total interest income	2,122,637	2,091,551	2,260,793
Interest expense:
Deposits	111,621	175,855	304,858
Short-term borrowings	319	2,457	6,100
Long-term debt	53,107	56,626	58,141
Total interest expense	165,047	234,938	369,099
Net interest income	1,957,590	1,856,613	1,891,694
Provision for credit losses (benefit)	(193,464)	292,536	165,779
Net interest income after provision for credit losses (benefit)	2,151,054	1,564,077	1,725,915
Non-interest income:
Mortgage banking activities	50,133	10,401	32,093
Net gain (loss) on sale of debt securities	23	41	(20)
Net gain, including impairment on equity securities	131	6,279	2,506
Net (loss) profit on trading account debt securities	(389)	1,033	994
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale	(73)	1,234	0
Adjustments (expense) to indemnity reserves on loans sold	4,406	390	(343)
Other operating income	113,951	87,219	88,514
Total non-interest income	642,128	512,312	569,883
Operating expenses:
Personnel costs	631,802	564,205	590,625
Net occupancy expenses	102,226	119,345	96,339
Equipment expenses	92,097	88,932	84,215
Other taxes	56,783	54,454	51,653
Professional fees	410,865	394,122	384,411
Communications	25,234	23,496	23,450
Business promotion	72,981	57,608	75,372
FDIC deposit insurance	25,579	23,868	18,179
Other real estate owned (OREO) (income) expenses	(14,414)	(3,480)	4,298
Other operating expenses	136,988	128,882	139,570
Amortization of intangibles	9,134	6,397	9,370
Total operating expenses	1,549,275	1,457,829	1,477,482
Income before income tax	1,243,907	618,560	818,316
Income tax expense	309,018	111,938	147,181
Net Income	934,889	506,622	671,135
Net Income Applicable to Common Stock	$ 933,477	$ 504,864	$ 667,412
Net Income per Common Share - Basic	$ 11.49	$ 5.88	$ 6.89
Net Income per Common Share - Diluted	$ 11.46	$ 5.87	$ 6.88
Service charges on deposit accounts
Non-interest income:
Revenue from contract with customer	$ 162,698	$ 147,823	$ 160,933
Other services
Non-interest income:
Revenue from contract with customer	$ 311,248	$ 257,892	$ 285,206